Interim Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)	Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($) shares	Additional Paid-in Capital [Member] SGD ($) shares	Deferred Compensation, Share-Based Payments [Member] USD ($) shares	Deferred Compensation, Share-Based Payments [Member] SGD ($) shares	AOCI Attributable to Parent [Member] USD ($) shares	AOCI Attributable to Parent [Member] SGD ($) shares	Retained Earnings [Member] USD ($) shares	Retained Earnings [Member] SGD ($) shares	Noncontrolling Interest [Member] USD ($) shares	Noncontrolling Interest [Member] SGD ($) shares	USD ($) shares	SGD ($) shares
Balance at Dec. 31, 2022 | $		$ 21,970		$ 11,292,123				$ 36,153		$ (13,131,513)		$ (401,841)		$ (2,183,108)
Balance, shares at Dec. 31, 2022	16,250,000	16,250,000
Issuance of new shares | $		$ 3,956		$ 11,230,447										$ 11,234,403
Issuance of new shares, shares	2,971,384	2,971,384
Stock-based compensation					537,756	537,756							537,756	537,756
Net loss | $										$ (5,469,730)		$ (46,494)		$ (5,516,224)
Foreign currency translation adjustment | $								(70,252)						(70,252)
Balance at Dec. 31, 2023 | $		$ 25,926		22,522,570		537,756		(34,099)		(18,601,243)		(448,335)		4,002,575
Balance, shares at Dec. 31, 2023	19,221,384	19,221,384
Issuance of new shares | $		$ 4,975		$ 5,226,309										$ 5,231,284
Issuance of new shares, shares	3,580,068	3,580,068
Stock-based compensation					(9,405)	(9,405)							(9,405)	(9,405)
Net loss										$ (2,278,000)		$ (1,385)	$ (1,681,954)	$ (2,279,385)
Foreign currency translation adjustment								(63,098)					(46,560)	(63,098)
Balance at Jun. 30, 2024	$ 22,801	$ 30,901	$ 20,475,855	$ 27,748,879	$ 389,869	$ 528,351	$ (9,483)	$ (97,197)	$ (15,469,000)	$ (20,879,243)	$ (331,848)	$ (449,720)	$ 5,078,194	$ 6,881,971
Balance, shares at Jun. 30, 2024	22,801,452	22,801,452